INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) $ in Millions	Jun. 30, 2022 USD ($)
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 106,952
Core
Disclosure of fair value measurement of assets [line items]
Investment properties	19,365
Transitional and Development [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	28,823
LP Investments and Other [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	57,353
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 1,411